UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07881
Brazos Mutual Funds
(Exact name of registrant as specified in charter)
5949 Sherry Lane, Suite 1600
Dallas, TX 75225
(Address of principal executive offices) (Zip code)
Benjamin C. Bell, Jr.
5949 Sherry Lane, Suite 1600
Dallas, TX 75225
(Name and address of agent for service)
1-800-426-9157
Registrant’s telephone number, including area code
Date of fiscal year end: November 30, 2008
Date of reporting period: May 31, 2008

Item 1.	Report to Stockholders.

Brazos Micro Cap Portfolio
Brazos Small Cap Portfolio
Brazos Mid Cap Portfolio
Brazos Growth Portfolio

Investment Adviser
Brazos Capital Management
5949 Sherry Lane, Suite 1600 Dallas, Texas 75225
www.brazosfunds.com

1.800.426.9157	www.brazosfunds.com

Brazos Semiannual Letter--FINAL
Additional Information on Fund Expenses
Micro Cap PortfolioPortfolio of Investments
Small Cap PortfolioPortfolio of Investments
Mid Cap PortfolioPortfolio of Investments
Growth Cap PortfolioPortfolio of Investments
Statement of Assets and Liabilities
Statement of Operations (Unaudited)–For the six months ended May31, 2008
BRAZOS MUTUAL FUNDS Statements of Changes in Net Assets
Financial Highlights
MICRO CAP PORTFOLIO
SMALL CAP PORTFOLIO
MID CAP PORTFOLIO
GROWTH PORTFOLIO
Notes to Financial Statements
Certifications
Section 906 Certification

Dear Fellow Shareholder,

U.S. stock markets registered negative returns for the six-month period ended May 31, 2008, as volatility remained high in the aftermath of the subprime mortgage credit crisis. Tighter credit conditions and slumping housing prices sapped consumer spending strength, putting downward pressure on markets and leading to fears that the domestic economy was nearing, if not already in, recession. Meanwhile, escalating commodity prices kept the specter of inflation on many investors’ minds, as the price of oil surged more than 50% during the reporting period. Soft commodities, including rice, also experienced dramatic price climbs, leading many analysts to suggest that the risk of recession may be global.

In an effort to relieve pressure and revive the economy, the Federal Reserve (Fed) cut the Fed Funds rate a total of five times during the reporting period, bringing the rate from 4.50% to 2.00%. The Fed also made several more extraordinary moves, extending credit to the floundering Bear Stearns and facilitating Bear Stearns’ proposed sale to JP Morgan Chase. And, in an effort to provide liquidity to holders of problematic mortgage paper, the Fed announced a program whereby it will lend its Treasury issues in exchange for certain mortgage-linked bonds.

In this market environment, growth stocks outpaced value stocks in the mid and large market capitalization ranges, but underperformed value stocks in the small cap arena. Small cap growth stocks as a group delivered the most severe declines, as investors preferred the relative safety of larger, more liquid companies. In terms of sector performance, the energy sector was home to the strongest-performing stocks for the reporting period. At the other end of the performance spectrum, the healthcare and technology sectors lagged other major industry sectors.

Reflecting the challenging market conditions during the reporting period, the performance for the Brazos Funds produced slightly negative results. Consistent with market performance, micro cap and small cap holdings lagged larger companies. The Funds generally derived gains from holdings in the energy and producer durables sectors, while technology holdings weighed on returns. Please read our Fund Commentaries for detailed information on holdings that added meaningfully to each Fund’s performance for the reporting period, as well as new Fund additions and investment themes.

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 Performance As Of May 31, 2008
These performance numbers are unaudited.

									Total Annual
	6 Months	12 Months	5 Years	5 Years	10 Years	10 Years			Gross
	Ended	Ended	Ended	Ended	Ended	Ended	Inception to	Inception to	Operating	Net
	5/31/08	5/31/08	5/31/08	5/31/08	5/31/08	5/31/08	5/31/08	5/31/08	Expense	Expense
	Cumulative	Cumulative	Annualized	Cumulative	Annualized	Cumulative	Annualized	Cumulative	Ratio	Ratio*
Brazos Micro Cap
Class Y (Inception 12/31/1997)	(8.57)%	(3.98)%	14.79%	99.27%	12.31%	219.39%	14.73%	318.40%	1.64%	1.60%
Russell 2000 Growth Index(a)	(2.55)%	(5.72)%	12.16%	77.49%	3.54%	41.59%	3.82%	47.80%	n/a	n/a
Brazos Small Cap
Class Y (Inception 12/31/1996)	(11.71)%	(1.67)%	11.60%	73.09%	5.80%	75.66%	10.20%	203.08%	1.59%	1.35%
Russell 2000 Growth Index(a)	(2.55)%	(5.72)%	12.16%	77.49%	3.54%	41.59%	4.59%	66.94%	n/a	n/a
Brazos Mid Cap
Class Y (Inception 12/31/1999)	(0.46)%	12.40%	13.21%	85.95%	n/a	n/a	7.28%	80.65%	1.27%	1.20%
Russell Mid Cap Growth Index(b)	0.82%	(0.79)%	14.36%	95.63%	n/a	n/a	1.90%	17.16%	n/a	n/a
Brazos Growth Fund
Class Y (Inception 12/31/1998)	(2.67)%	9.30%	13.09%	84.96%	n/a	n/a	12.56%	204.68%	1.22%	1.20%
Russell 3000 Growth Index(c)	(2.37)%	(0.65)%	9.46%	57.12%	n/a	n/a	0.58%	5.60%	n/a	n/a

See important notes regarding this data at the end of the Management Letter on page 7.

Performance data quoted represents past performance and is not indicative of future results. Investment returns and principal values may fluctuate so that, when redeemed, shares may be worth more or less than their original value. Current performance of the Portfolio may be lower or higher than the performance quoted in the table above. Performance data current to the most recent month end may be obtained by visiting www.Brazosfunds.com. Performance shown is for Class Y Shares, which do not have sales charges. Sales charges would diminish the performance returns shown.

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Market Outlook

Looking ahead, we anticipate continued turbulence in the equity markets until the macroeconomic outlook becomes less cloudy. For the near term, we plan to maintain overweight positions in areas of market leadership, including the energy and producer durables sectors.

We would like to take this opportunity to thank you for the confidence you have placed in us through your investment in the Brazos Funds.

Sincerely,

Mike Allocco	Jamie Cuellar
Portfolio Manager	Portfolio Manager

Brazos Micro Cap Fund Semiannual Review

Brazos Micro Cap Fund (the “Fund”) declined during the six-month reporting period, lagging its peers and its benchmark, the Russell 2000 Growth Index, in a volatile market. The Fund’s relative underperformance was driven by stock selection and an overweight stake in the technology sector. Poor stock selection in the health care sector also dragged down relative returns. Strong stock selection in the producer durables and consumer staples groups, where we held overweight allocations, helped to mitigate losses.

The Fund’s best-performing holdings during the reporting period were all beneficiaries of rising global commodity prices. Producer durables company Titan Machinery Inc. (TITN), which went public early in the reporting period, contributed significantly to Fund performance as it was well received by the market. A consolidator of Case New Holland dealerships in the Midwest, Titan has experienced solid same-store growth as farmers have taken advantage of record-high commodity prices and accelerated depreciation credits for taxes to update their farm equipment.

Omega Protein Corporation (OME) was also a beneficiary of rising commodity prices during the reporting period. Like many food producers, prices for OME’s underlying commodity products moved sharply higher, driving acceleration in revenue and earnings growth.

Darling International, Inc. (DAR) has performed well for the Fund for the past two reporting periods as a revolutionary processing technology for converting animal fat into renewable biodiesel fuel has given the company an opportunity to participate in the burgeoning biodiesel area. Darling also continues to see solid price increases on its commodity outputs as substitute products like soybeans and corn have experienced large price increases.

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Technology holding BluePhoenix Solutions Ltd. (BPHX) detracted from performance. A strong contributor to returns in previous reporting periods, BluePhoenix stumbled as rising operating costs led to reduced earnings expectations. We sold the position during the reporting period.

The outlook for the fund continues to be mixed for the near term, as micro cap stocks have been out of favor with investors. While the narrow market has reduced the number of investment opportunities that meet our criteria we believe our research continues to uncover unique investment ideas for the fund.

–Jamie Cuellar, Lead Portfolio Manager

The Micro Cap Portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Brazos Small Cap Fund Semiannual Review

Brazos Small Cap Fund (the “Fund”) declined during the six-month period, lagging its peers and its benchmark, the Russell 2000 Growth Index, in a volatile market. The Fund’s underperformance relative to its benchmark was largely attributable to holdings in the technology, materials, and health care sectors. Effective stock selection in the consumer discretionary and producer durables groups helped to trim losses.

During the reporting period, large positions supporting our theme of a strong agriculture market worked well for the Fund. Notably, the strongest contributor to Fund performance was Lindsay Corporation (LNN). A maker of irrigation systems, Lindsay continued to benefit from high commodity prices and accelerated depreciation of new equipment purchases, which in turn have led to increased spending levels on irrigation products. Lindsay, whose share price surged 100% for the reporting period, has experienced accelerating revenue growth and is posting significantly higher earnings estimates.

Chinese advertising and gaming company Sohu.com Inc. (SOHU) also benefited Fund performance. Sohu has experienced increased earnings expectations due to success of its new games. We also expect increased advertising revenue as a result of the upcoming Olympic Games, held in Beijing.

Olympic Steel, Inc. (ZEUS) experienced a share price gain of 144% during the reporting period. The steel company posted record earnings levels during the reporting period, as steel prices continued to climb amid low inventories and strong demand.

Aladdin Knowledge Systems (ALDN) detracted from Fund performance. Despite solid earnings levels for the fourth quarter of 2007 and higher guidance, the security software company posted weak results for the first quarter of 2008 and lowered its guidance. We have sold the position.

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The outlook for the fund continues to be mixed for the near term, as small cap stocks have been out of favor with investors. While the narrow market has reduced the number of investment opportunities that meet our criteria, we believe our research continues to uncover unique investment ideas for the fund.

–Jamie Cuellar, Lead Portfolio Manager

The Small Cap Portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Brazos Mid Cap Fund Semiannual Review

The Brazos Mid Cap Fund (the “Fund”) delivered slightly negative results for the six-month reporting period, lagging its peer group and its benchmark, the Russell Midcap Growth Index. Technology holdings accounted for the vast majority of negative absolute and relative performance. A modest overweight position in the health care sector also hindered returns. An overweight stake in energy as well as strong stock selection in the group generated solid absolute and relative returns within the sector. Effective stock selection in the financial services sector also helped to trim losses.

Two natural gas producers, Range Resources Corp. (RRC) and Quicksilver Resources Inc. (KWK), were important parts of our overweight stake in the energy group, and both contributed significantly to portfolio returns. Both companies own high quality, proven reserves, and benefited from the surge in natural gas prices during the reporting period.

MasterCard Incorporated (MA), the Fund’s largest holding, was also its most meaningful contributor to performance. Although the majority of financial shares within the benchmark declined for the reporting period, MasterCard demonstrated solid gains. The company benefited from market penetration outside of the U.S. as well as margin expansion as it increased the fees it charges issuing banks.

Technology holding Ciena Corporation (CIEN) detracted from Fund performance more than any other holding. The supplier of optical networking equipment experienced a drop in share price when its full year estimate fell short of analysts’ expectations. The position was sold.

Looking forward, we anticipate continued turbulence in the equity markets, driven by uncertainty about the macroeconomic environment. While U.S. Gross Domestic Product (GDP) growth has slowed, international economies have maintained healthy levels of growth. Currently, it remains unclear whether U.S. GDP growth will increase, or international economic growth will decrease. Until the outlook becomes clear, we anticipate maintaining our focus on market leaders, including energy.

–Mike Allocco, Lead Portfolio Manager

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Investing in mid capitalization stocks is more volatile than investing in large company stocks. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Brazos Growth Fund Semiannual Review

The Brazos Growth Fund (the “Fund”) delivered negative returns for the six-month reporting period, although it outpaced both its peer group and its benchmark, the Russell 3000 Growth Index. Technology holdings represented the bulk of negative absolute and relative performance. A modest overweight position in the health care sector also detracted from Fund returns. Our overweight stake in energy, combined with strong stock selection in the group generated solid absolute and relative returns within the sector. Effective stock selection in the financial services sector also helped to trim losses.

Three holdings included in our focus on energy were significant contributors to Fund performance during the reporting period. Helmerich & Payne, Inc. (HP), which provides drilling rigs primarily to natural gas producers, experienced a 76% share price gain. The company benefited from strong demand for its rigs as higher prices for natural gas led to increased drilling activity.

Consol Energy, Inc. (CNX) and Bucyrus International, Inc. (BUCY) are both tied to U.S. coal production, our nation’s most abundant source of energy. Consol is a producer of high-BTU coal used primarily for electric power generation, while Bucyrus sells specialized mining equipment used to extract coal from mines owned by Consol and other coal producers. Both companies experienced strong market performance during the period.

Chicago Bridge & Iron Company N.V. (CBI), an engineering and construction company focused on large infrastructure projects, detracted significantly from Fund performance during the reporting period. The stock has been sold.

Looking forward, we anticipate continued turbulence in the equity markets, driven by uncertainty about the macroeconomic environment. While U.S. GDP growth has slowed, international economies have maintained healthy levels of growth. Currently, it remains unclear whether U.S. GDP growth will increase, or international economic growth will decrease. Until the outlook becomes clear, we anticipate maintaining our focus on market leaders, including energy.

–Mike Allocco, Lead Portfolio Manager

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Opinions expressed are those of Brazos Capital Management and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell a security.

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Please refer to the remainder of this document for additional information. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

*	Class Y Shares have contractual fee waivers through 11/30/08. Investment performance reflects fee waivers and expense reimbursements in effect. In the absence of such waivers and reimbursements, total return would be reduced. The longer-term performance results presented for the Micro Cap, Small Cap, Mid Cap, and Growth Funds reflect periods of above average performance attributable in part to investments in certain securities during their initial public offering or other non-recurring factors. In particular, returns for certain periods, such as 1998 and 1999 for Micro Cap, 1997, 1999 and 2007 for Small Cap, 2000 for Mid Cap, and 1999 and 2007 for Growth, reflect substantial benefits from first-day realized or unrealized gains from participation in initial public offerings. It is unlikely that the Funds will benefit to the same extent from these types of gains in the future, especially if a Fund’s assets remain at current levels or if they increase. Returns are shown net of fees.

(a)	Russell 2000® Growth Index measures the performance, of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. Companies in the Russell 3000 Index, as ranked by market capitalization.

(b)	Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap consists of the 800 smallest companies in the Russell 1000 Index which represents approximately 24% of the total market capitalization of the Russell 1000 Index.

(c)	Russell 3000® Growth Index Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.

You cannot invest directly in an index.

Must be preceded or accompanied by a current prospectus. Read it carefully before you invest.

The Brazos Funds are distributed by Quasar Distributors, LLC. 7/08

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Example

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense and other Portfolio expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/07 –5/31/08).

Actual Expenses

The third and fourth columns with headings in the table below provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The only transaction fees you may be required to pay are for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Portfolio’s transfer agent. These fees are assessed on all accounts, as applicable. If you request that a redemption be made by wire transfer, currently the Portfolio’s transfer agent charges a $15.00 fee. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, the fifth

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and sixth columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual vs. Hypothetical Returns For the Six Months Ended May 31, 2008 (unaudited)

						Hypothetical
						(5% return
				Actual		before expenses)
		Fund’s	Beginning	Ending	Expenses	Ending	Expenses
		Annualized	Account	Account	Paid	Account	Paid
		Expense	Value	Value	During	Value	During
		Ratio[1]	12/1/07	5/31/08	Period[1]	5/31/08	Period[1]
Micro Cap Portfolio	Class Y	1.60%	$1,000.00	$914.30	$7.66	$1,017.00	$8.07
	Class N	1.84	$1,000.00	$913.30	$8.80	$1,015.80	$9.27

Small Cap Portfolio	Class Y	1.35	$1,000.00	$882.90	$6.35	$1,018.25	$6.81
	Class N	1.65	$1,000.00	$881.50	$7.76	$1,016.75	$8.32

Mid Cap Portfolio	Class Y	1.20	$1,000.00	$995.40	$5.99	$1,019.00	$6.06
	Class N	1.22	$1,000.00	$996.00	$6.09	$1,018.90	$6.16

Growth Portfolio	Class Y	1.20	$1,000.00	$973.30	$5.92	$1,019.00	$6.06
	Class N	1.26	$1,000.00	$973.20	$6.22	$1,018.70	$6.36

[1]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days and divided by 366 to reflect the one-half year period.

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Security Description	Shares	Value

Common Stocks – 96.2%
Basic Resources – 4.4%
Jaguar Mining, Inc.*[f]	102,000	$1,152,600
Olympic Steel, Inc.	32,000	2,079,360
Scorpio Mining Corporation*[f]	806,300	1,014,264

		4,246,224

Business Services – 7.7%
American Ecology Corp.	51,100	1,467,592
Cornell Companies, Inc.*	105,300	2,341,872
Darling International, Inc.*	142,600	2,297,286
EPIQ Systems, Inc.*+	80,700	1,330,743

		7,437,493

Consumer Merchandising – 5.1%
Casual Male Retail Group, Inc.*+	262,300	1,072,807
Ulta Salon, Cosmetics & Fragrances, Inc.*+	108,200	1,542,932
Wet Seal, Inc.*+	518,100	2,321,088

		4,936,827

Consumer Non Durables – 2.8%
True Religion Apparel, Inc.*+	108,600	2,745,408

Consumer Services – 5.1%
Aces Wired, Inc.*	190,200	184,494
American Public Education, Inc.*	27,300	1,012,557
Calavo Growers, Inc.	89,000	1,304,740
Omega Protein Corp.*	173,200	2,412,676

		4,914,467

Consumer Staples – 2.5%
HQ Sustainable Maritime Industries, Inc.*+	159,400	2,446,790

Electronic Components – 5.1%
AuthenTec, Inc.*	138,200	1,883,666
Pericom Semiconductor Corp.*	90,600	1,697,844
Ramtron International Corp.*	295,900	1,328,591

		4,910,101

Electronic Technology – 2.1%
TransAct Technologies, Inc.*	113,100	960,219
Ultralife Batteries, Inc.*	82,700	1,044,501

		2,004,720

Energy – 15.3%
Approach Resources, Inc.*	118,500	2,659,140
Canadian Solar, Inc.*[f]+	41,200	1,636,052
Cano Petroleum, Inc.*	141,600	1,132,800

See Notes to Financial Statements

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Security Description	Shares	Value

Common Stocks (continued)

Energy (continued)

Furmanite Corporation*	109,300	$991,351
Orleans Energy Ltd.*[f]	287,800	1,364,269
Pioneer Drilling Co.*	156,700	2,790,827
Rex Energy Corp.*	71,800	1,605,448
T-3 Energy Services, Inc.*+	17,000	1,100,240
Trico Marine Services, Inc.*+	38,000	1,458,820

		14,738,947

Financial Institutions – 1.6%
Texas Capital BancShares, Inc.*	88,000	1,594,560

Financial Services & Software – 1.0%
Portfolio Recovery Associates, Inc.*+	22,700	932,743

Healthcare Products – 1.4%
Cardiac Science Corp.*	141,100	1,331,984

Healthcare Services – 2.7%
HMS Holdings Corp.*	70,000	1,416,100
Transcend Services, Inc.*	108,400	1,152,292

		2,568,392

Healthcare Technology – 6.5%
Natus Medical, Inc.*	134,000	2,889,040
Phase Forward*+	62,600	1,085,484
Vnus Medical Technologies, Inc.*	130,100	2,283,255

		6,257,779

Industrial – 9.8%
Apogee Enterprises, Inc.	40,400	959,096
Capstone Turbine Corp.*	358,000	1,346,080
Fushi Copperweld, Inc.*+	43,200	877,392
Hill International, Inc.*	81,800	1,321,070
Matrix Services Co.*	98,400	2,372,424
North American Galvanizing & Coatings, Inc.*	29,700	228,690
Titan Machinery, Inc.*+	98,400	2,391,120

		9,495,872

Media – 3.6%
DG FastChannel, Inc.*	81,000	1,590,840
Global Traffic Network, Inc.*	194,400	1,928,448

		3,519,288

Technology Services & Software – 10.6%
Ness Technologies, Inc.*	55,300	625,996
Perficient, Inc.*	197,700	2,097,597
Phoenix Technologies Ltd.*	116,400	1,245,480
Smith Micro Software, Inc.*	189,600	1,600,224
Virtusa Corp.*+	116,900	1,180,690
Vocus, Inc.*	68,400	2,173,068
Yucheng Technologies Limited*[f]	99,200	1,312,416

		10,235,471

See Notes to Financial Statements

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Security Description	Shares	Value

Common Stocks (continued)

Telecommunications – 1.5%
Globecomm Systems, Inc.*	147,400	$1,431,254

Transportation – 7.4%
Celadon Group, Inc.*	90,400	1,030,560
Hawaiian Holdings, Inc.*	182,700	1,337,364
Paragon Shipping, Inc.[f]	126,100	2,685,930
Star Bulk Carriers, Corp.[f]	149,400	2,088,612

		7,142,466

Total Common Stocks (Cost $83,352,534)		92,890,786

Warrants – 0.0%
Grill Concepts, Inc. Warrants, Strike price $8.05, Expiration 7/13/2012*	35,000	4,375

Total Warrants (Costs $4,400)
	Principal
	Amount

Short Term Investments – 9.3%
United States Government Agency Issues – 9.3%
Federal Home Loan Bank Discount Note, 0.000%, 6/02/2008	$9,000,562	9,000,562

	Shares

Variable Rate Demand Notes – 0.0%
SEI Daily Income Trust Treasury Fund – Class B	1,316	1,316

Total Short Term Investments (Cost $9,001,878)		9,001,878

Investments Purchased As Securities Lending Collateral – 12.6%
Boston Global Investment Trust Enhanced Portfolio, L.P.	12,150,500	12,150,500

Total Investment Purchased As Securities Lending Collateral (Cost $12,150,500)		12,150,500

Total Investments 118.1% (Cost $104,509,312)		114,047,539
Liabilities in Excess of Other Assets – (18.1)%		(17,492,232)

Total Net Assets – 100.0%		$96,555,307

*	Non Income Producing

[f]	Foreign Issued Security

+	All or portion of this security is on loan.

See Notes to Financial Statements

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Security Description	Shares	Value

Common Stocks – 93.5%
Basic Resources – 3.5%
Olympic Steel, Inc.	11,000	$714,780
Stillwater Mining Co.*+	32,300	463,505

		1,178,285

Business Services – 7.9%
American Ecology Corp.	17,800	511,216
Cornell Companies, Inc.*+	32,100	713,904
Darling International, Inc.*	50,400	811,944
SkillSoft plc – ADR*	63,600	618,192

		2,655,256

Consumer Merchandising – 6.1%
Fossil, Inc.*	17,200	545,412
Guess ?, Inc.	11,600	473,628
Gymboree Corp.*	11,500	530,610
Wet Seal, Inc.*	108,900	487,872

		2,037,522

Consumer Non Durables – 4.4%
Deckers Outdoor Corp.*	3,700	505,864
True Religion Apparel, Inc.*+	38,000	960,640

		1,466,504

Consumer Services – 5.0%
American Public Education, Inc.*	9,800	363,482
Bally Technologies, Inc.*	14,900	670,649
Strayer Education, Inc.	3,300	659,670

		1,693,801

Electronic Components – 8.0%
AuthenTec, Inc.*	48,700	663,781
Cavium Networks, Inc.*	13,200	343,992
Microsemi Corp.*	39,200	1,074,080
Pericom Semiconductor Corp.*	32,000	599,680

		2,681,533

Energy – 16.3%
Carrizo Oil & Gas, Inc.*	8,600	575,856
Complete Production Services, Inc.*	17,600	504,416
Foundation Coal Holdings, Inc.	5,300	353,669
Goodrich Petroleum Corp.*+	9,000	383,400
Hercules Offshore, Inc.*+	20,400	691,968
Ja Solar Holdings Co., Ltd. – ADR*	30,700	652,989
Pioneer Drilling Co.*	26,400	470,184
Songa Offshore ASA*[f]	22,700	360,275
T-3 Energy Services, Inc.*	6,000	388,320

See Notes to Financial Statements

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Security Description	Shares	Value

Common Stocks (continued)

Energy (continued)

Trico Marine Services, Inc.*+	13,100	$502,909
Unit Corp.*	7,700	590,513

		5,474,499

Financial Institutions – 1.0%
First Financial Bankshares, Inc.	7,100	325,180

Financial Services & Software – 2.9%
Portfolio Recovery Associates, Inc.*+	8,000	328,720
Waddell & Reed Financial, Inc.	17,900	632,944

		961,664

Healthcare Products – 6.7%
Auxilium Pharmaceuticals, Inc.*+	17,800	566,752
Haemonetics Corp.*	5,600	315,616
NuVasive, Inc.*	12,400	524,892
United Therapeutics Corp.*	5,500	525,305
Wright Medical Group, Inc.*	11,100	329,559

		2,262,124

Healthcare Services – 4.9%
Eclipsys Corp.*	23,100	471,240
HMS Holdings Corp.*	24,700	499,681
Health Management Associates, Inc.*	85,500	663,480

		1,634,401

Healthcare Technology – 3.5%
Natus Medical, Inc.*	33,800	728,728
Phase Forward*	26,100	452,574

		1,181,302

Industrial – 5.3%
Chart Industries, Inc.*	15,400	645,106
Lindsay Corporation	3,100	325,500
Titan Machinery, Inc.*+	33,900	823,770

		1,794,376

Technology Services & Software – 11.5%
Concur Technologies, Inc.*	11,900	436,373
Ness Technologies, Inc.*	19,200	217,344
Perfect World Co., Ltd. – ADR*+	23,500	633,795
Shanda Interactive Entertainment Ltd. – ADR*	14,100	457,827
Smith Micro Software, Inc.*	54,000	455,760
Sohu.com, Inc.*	12,800	1,120,256
Vocus, Inc.*	17,600	559,152

		3,880,507

See Notes to Financial Statements

16	1.800.426.9157

Security Description	Shares	Value

Common Stocks (continued)

Transportation – 6.5%
DryShips, Inc.[f]	10,600	$994,280
Genesee & Wyoming, Inc.*	6,400	261,248
Kirby Corp.*	5,100	283,866
Old Dominion Freight Line, Inc.*	21,800	657,924

		2,197,318

Total Common Stocks (Cost $27,626,381)		31,424,272

	Principal
	Amount

Short Term Investments – 11.0%
United States Government Agency Issues – 11.0%
Federal Home Loan Bank Discount Note, 0.000%, 6/02/2008	$3,707,820	3,707,820

	Shares

Variable Rate Demand Notes – 0.0%
SEI Daily Income Trust Treasury Fund – Class B	1,012	1,012

Total Short Term Investments (Cost $3,708,832)		3,708,832

Investments Purchased As Securities Lending Collateral – 15.0%
Boston Global Investment Trust Enhanced Portfolio, L.P.	5,040,640	5,040,640

Total Investment Purchased As Securities Lending Collateral (Cost $5,040,640)		5,040,640

Total Investments 119.5% (Cost $36,375,853)		40,173,744
Liabilities in Excess of Other Assets – (19.5)%		(6,558,753)

Total Net Assets – 100.0%		$33,614,991

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security
+	All or portion of this security is on loan.

See Notes to Financial Statements

www.brazosfunds.com	17

Security Description	Shares	Value

Common Stocks — 93.9%
Basic Resources – 7.6%
Agnico-Eagle Mines Ltd.[f]	11,400	$805,866
Cleveland-Cliffs, Inc.	12,200	1,301,740
FMC Corp.	13,500	998,730
United States Steel Corp.	4,900	846,279

		3,952,615

Chemicals – 2.0%
Mosaic Co.*	8,300	1,040,156

Consumer Merchandising – 5.9%
Fossil, Inc.*	21,400	678,594
GameStop Corp.*	15,700	778,720
Guess ?, Inc.	12,100	494,043
Urban Outfitters, Inc.*	35,600	1,145,964

		3,097,321

Consumer Services – 7.4%
Bally Technologies, Inc.*	16,400	738,164
Ctrip.com International Ltd. – ADR	19,600	1,144,248
Dolby Laboratories, Inc.*	24,700	1,185,847
New Oriental Education & Technology Group – ADR*	12,300	808,725

		3,876,984

Electronic Components – 7.6%
Microchip Technology, Inc.	19,700	725,748
NVIDIA Corporation*	51,800	1,279,460
Research In Motion Ltd.*[f]	4,800	666,576
Western Digital Corp.*	35,100	1,317,303

		3,989,087

Energy – 23.1%
Cameron International Corp.*	29,400	1,564,962
Complete Production Services, Inc.*	36,300	1,040,358
CONSOL Energy, Inc.	10,000	975,600
Duvernay Oil Corp.*[f]	12,400	704,988
First Solar, Inc.*	4,500	1,203,930
Helmerich & Payne, Inc.	19,700	1,234,205
Hercules Offshore, Inc.*+	32,100	1,088,832
Massey Energy Co.	13,900	898,218
Nabors Industries Ltd.*[f]	25,600	1,076,224
Range Resources Corp.	15,100	992,976
SandRidge Energy, Inc.*	11,700	643,500
Smith International, Inc.	8,300	655,036

		12,078,829

See Notes to Financial Statements

18	1.800.426.9157

Security Description	Shares	Value

Common Stocks (continued)

Financial Institutions – 3.7%
Cullen/Frost Bankers, Inc.	11,800	$659,620
InterContinental Exchange, Inc.*	4,800	663,360
Northern Trust Corp.	7,900	600,400

		1,923,380

Financial Services & Software – 7.4%
FactSet Research Systems, Inc.	12,300	795,933
Janus Capital Group, Inc.	41,700	1,209,300
Mastercard, Inc.	6,000	1,851,900

		3,857,133

Healthcare Services – 3.2%
Community Health Systems, Inc.*	20,100	724,203
Covance Inc.*	11,300	926,374

		1,650,577

Healthcare Technology – 1.4%
Intuitive Surgical, Inc.*	2,400	704,616

Industrial – 6.8%
Bucyrus International, Inc.	18,600	1,316,508
Flowserve Corp.	8,600	1,191,272
Fluor Corp.	5,600	1,044,680

		3,552,460

Reits – 1.5%
SL Green Realty Corp.	8,100	807,570

Technology Services & Software – 10.6%
Akamai Technologies, Inc.*	29,000	1,132,450
Baidu.com, Inc. – ADR*+	3,100	1,069,686
NetApp, Inc.*	25,200	614,376
Salesforce.com*	11,400	824,334
Sohu.com, Inc.*	21,500	1,881,680

		5,522,526

Transportation – 5.7%
Dryships, Inc.[f]	21,000	1,969,800
JB Hunt Transport Services, Inc.	28,200	982,488

		2,952,288

Total Common Stocks (Cost $41,060,905)		49,005,542

See Notes to Financial Statements

www.brazosfunds.com	19

	Principal
Security Description	Amount	Value

Short Term Investments – 6.2%
United States Government Agency Issues – 6.2%
Federal Home Loan Bank Discount Note, 0.000%, 6/02/2008	$3,257,841	$3,257,841

	Shares

Variable Rate Demand Notes – 0.0%
SEI Daily Income Trust Treasury Fund – Class B	523	523

Total Short Term Investments (Cost $3,258,364)		3,258,364

Investments Purchased As Securities Lending Collateral – 4.1%
Boston Global Investment Trust Enhanced Portfolio, L.P.	2,144,000	2,144,000

Total Investment Purchased As Securities Lending Collateral (Cost $2,144,000)		2,144,000

Total Investments 104.2% (Cost $46,463,269)		54,407,906
Liabilities in Excess of Other Assets – (4.2)%		(2,185,493)

Total Net Assets – 100.0%		$52,222,413

ADR American Depository Receipt
* Non Income Producing
f Foreign Issued Security
+ All or portion of this security is on loan.

See Notes to Financial Statements

20	1.800.426.9157

Security Description	Shares	Value

Common Stocks – 98.8%
Basic Resources – 7.7%
Agnico-Eagle Mines Ltd.[f]	14,800	$1,046,212
Cleveland-Cliffs, Inc.	16,200	1,728,540
FMC Corp.	17,500	1,294,650
United States Steel Corp.	6,400	1,105,344

		5,174,746

Chemicals – 2.0%
Mosaic Co.*	10,900	1,365,988

Consumer Merchandising – 7.1%
Costco Wholesale Corp.	13,500	962,820
Fossil, Inc.*	19,200	608,832
GameStop Corp.*	20,700	1,026,720
Guess ?, Inc.	15,800	645,114
Urban Outfitters, Inc.*	46,800	1,506,492

		4,749,978

Consumer Services – 7.5%
Bally Technologies, Inc.*	21,600	972,216
Ctrip.com International Ltd. – ADR	25,400	1,482,852
Dolby Laboratories, Inc.*	32,100	1,541,121
New Oriental Education & Technology Group – ADR*	16,000	1,052,000

		5,048,189

Electronic Components – 16.8%
Apple, Inc.*	7,200	1,359,000
AuthenTec, Inc.*	98,500	1,342,555
Cavium Networks, Inc.*	37,900	987,674
Microsemi Corp.*	54,300	1,487,820
NVIDIA Corporation*	67,600	1,669,720
Research In Motion Ltd.*[f]	12,500	1,735,875
Skyworks Solutions, Inc.*	96,400	995,812
Western Digital Corp.*	45,600	1,711,368

		11,289,824

Energy – 18.4%
Complete Production Services, Inc.*+	47,100	1,349,886
CONSOL Energy, Inc.	13,000	1,268,280
Duvernay Oil Corp.*[f]	16,100	915,347
First Solar, Inc.*	5,900	1,578,486
Helmerich & Payne, Inc.	25,900	1,622,635
Hercules Offshore, Inc.*+	34,100	1,156,672
Massey Energy Co.	18,200	1,176,084

See Notes to Financial Statements

www.brazosfunds.com	21

Security Description	Shares	Value

Common Stocks (continued)

Energy (continued)

Nabors Industries Ltd.*[f]	33,400	$1,404,136
Range Resources Corp.	15,400	1,012,704
Smith International, Inc.	10,800	852,336

		12,336,566

Financial Institutions – 2.6%
Cullen/Frost Bankers, Inc.	15,300	855,270
InterContinental Exchange, Inc.*	6,200	856,840

		1,712,110

Financial Services & Software – 7.1%
FactSet Research Systems, Inc.	16,000	1,035,360
Janus Capital Group, Inc.	44,500	1,290,500
Mastercard, Inc.	7,800	2,407,470

		4,733,330

Healthcare Services – 3.2%
Community Health Systems, Inc.*	26,200	943,986
Covance, Inc.*	14,900	1,221,502

		2,165,488

Healthcare Technology – 1.4%
Intuitive Surgical, Inc.*	3,100	910,129

Industrial – 6.9%
Bucyrus International, Inc.	24,400	1,727,032
Flowserve Corp.	11,200	1,551,424
Fluor Corp.	7,300	1,361,815

		4,640,271

Reits – 1.6%
SL Green Realty Corp.	10,500	1,046,850

Technology Services & Software – 10.8%
Akamai Technologies, Inc.*	37,700	1,472,185
Baidu.com, Inc. – ADR*+	4,000	1,380,240
Concur Technologies, Inc.*	23,200	850,744
Salesforce.com*	14,900	1,077,419
Sohu.com, Inc.*	28,000	2,450,560

		7,231,148

Transportation – 5.7%
DryShips, Inc.[f]	27,400	2,570,120
JB Hunt Transport Services, Inc.	36,500	1,271,660

		3,841,780

Total Common Stocks (Cost $55,889,805)		66,246,397

See Notes to Financial Statements

22	1.800.426.9157

	Principal
Security Description	Amount	Value

Short Term Investments – 1.3%
United States Government Agency Issues – 1.3%
Federal Home Loan Bank Discount Note, 0.000%, 6/02/2008	$846,959	$846,959

	Shares

Variable Rate Demand Notes – 0.0%
SEI Daily Income Trust Treasury Fund – Class B	467	467

Total Short Term Investments (Cost $847,426)		847,426

Investments Purchased As Securities Lending Collateral – 4.4%
Boston Global Investment Trust Enhanced Portfolio, L.P.	2,967,550	2,967,550

Total Investment Purchased As Securities Lending Collateral (Cost $2,967,550)		2,967,550

Total Investments 104.5% (Cost $59,704,781)		70,061,373
Liabilities in Excess of Other Assets – (4.5)%		(3,023,323)

Total Net Assets – 100.0%		$67,038,050

ADR American Depository Receipt
*  Non Income Producing
f  Foreign Issued Security
+  All or portion of this security is on loan.

See Notes to Financial Statements

www.brazosfunds.com	23

	Micro Cap	Small Cap	Mid Cap	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investment securities, at value*	$92,895,161	$31,424,272	$49,005,542	$66,246,397
Short-term securities*	21,152,378	8,749,472	5,402,364	3,814,976
Cash	706,592	—	—	—
Receivable for investments sold	289,505	321,473	—	—
Interest and dividends receivable	4,446	1,682	10,350	13,491
Receivable for shares of beneficial interest sold	561,965	80,468	75	2,449
Prepaid expenses and other assets	39,705	19,223	35,201	30,078

Total assets	115,649,752	40,596,590	54,453,532	70,107,391

LIABILITIES:
Collateral on securities loaned	12,150,500	5,040,640	2,144,000	2,967,550
Payable for investments purchased	6,226,902	1,833,986	—	—
Payable for shares of beneficial interest redeemed	545,625	2,511	1	4,750
Investment advisory and management fees payable	81,726	41,942	27,979	23,918
Accrued expenses	70,779	48,033	47,391	46,784
Administration fee payable	10,648	6,294	5,814	7,453
Other payables	2,925	5,623	3,575	13,104
Distribution and service maintenance fees payable	5,340	2,570	2,359	5,782

Total liabilities	19,094,445	6,981,599	2,231,119	3,069,341

Net assets	$96,555,307	$33,614,991	$52,222,413	$67,038,050

NET ASSETS WERE COMPOSED OF:
Shares of beneficial interest at par value of $0.001	$5,079	$1,401	$4,572	$3,217
Paid-in capital	92,793,405	42,252,795	44,799,613	70,954,772

	92,798,484	42,254,196	44,804,185	70,957,989
Accumulated undistributed net investment loss	(305,742)	(127,422)	(169,131)	(262,215)
Accumulated undistributed net realized loss on investments	(5,475,662)	(12,309,674)	(357,278)	(14,014,316)
Net unrealized appreciation of investments	9,538,227	3,797,891	7,944,637	10,356,592

Net assets	$96,555,307	$33,614,991	$52,222,413	$67,038,050

* Identified cost:
Investment securities	$83,356,934	$27,626,381	$41,060,905	$55,889,805

Short term securities	$21,152,378	$8,749,472	$5,402,364	$3,814,976

See Notes to Financial Statements

24	1.800.426.9157

	Micro Cap	Small Cap	Mid Cap	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Class Y (unlimited shares authorized):
Net assets	$83,606,526	$26,853,120	$5,683,118	$7,422,475
Shares of beneficial interest issued and outstanding	4,385,988	1,115,119	485,295	350,803
Net asset value, offering and redemption price per share	$19.06	$24.08	$11.71	$21.16

Class N (unlimited shares authorized):
Net assets	$12,948,781	$6,761,871	$46,539,295	$59,615,575
Shares of beneficial interest issued and outstanding	692,538	286,274	4,086,532	2,866,177
Net asset value, offering and redemption price per share	$18.70	$23.62	$11.39	$20.80

See Notes to Financial Statements

www.brazosfunds.com	25

	Micro Cap	Small Cap	Mid Cap	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Income:
Interest	$82,606	$21,392	$29,187	$40,793
Dividends (net of foreign taxes withheld of $0, $100, $331, and $434, respectively)	195,324	16,666	64,083	72,739
Securities lending	222,103	68,773	35,782	43,048

Total investment income	500,033	106,831	129,052	156,580

Expenses:
Investment advisory and management fees	572,029	149,914	183,733	250,238
Administration fees	55,215	15,804	28,658	37,338
Distribution and service maintenance fees – Class N	17,622	10,968	4,210	18,683
Transfer agent fees and expenses	32,058	22,050	22,447	24,870
Registration fees	15,864	13,178	13,090	14,793
Fund accounting expenses	11,956	15,921	4,080	16,309
Custodian fees and expenses	9,133	5,493	7,004	8,014
Audit and tax fees	14,763	14,774	14,574	14,774
Trustees’ fees and expenses	31,650	10,814	16,509	19,950
Printing expense	21,156	6,983	10,090	10,759
Legal fees and expenses	30,874	11,544	18,483	22,252
Insurance expense	16,868	5,462	8,162	10,056
Miscellaneous expenses	915	366	849	1,098

Total expenses	830,103	283,271	331,889	449,134
Less: Expenses waived or reimbursed	(52,776)	(49,015)	(33,706)	(30,312)

Net expenses	777,327	234,256	298,183	418,822

Net investment loss	(277,294)	(127,425)	(169,131)	(262,242)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(5,443,536)	(2,828,008)	(246,664)	(2,502,023)
Net change in unrealized appreciation (depreciation) on investments	(3,089,567)	(1,585,515)	173,094	(275,646)

Net realized and unrealized loss on investments	(8,533,103)	(4,413,523)	(73,570)	(2,777,669)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,810,397)	$(4,540,948)	$(242,701)	$(3,039,911)

See Notes to Financial Statements

26	1.800.426.9157

	Micro Cap Portfolio		Small Cap Portfolio
	For the six	For the	For the six	For the
	months ended	year ended	months ended	year ended
	May 31,	November 30,	May 31,	November 30,
	2008	2007	2008	2007
	(unaudited)		(unaudited)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment loss	$(277,294)	$(1,137,591)	$(127,425)	$(342,108)
Net realized gain (loss) on investments	(5,443,536)	17,794,375	(2,828,008)	5,902,977
Net change in unrealized appreciation (depreciation) on investments	(3,089,567)	1,873,377	(1,585,515)	1,747,933
Net increase from payments by affiliates	—	—	—	1,044,138

Net increase (decrease) in net assets resulting from operations	(8,810,397)	18,530,161	(4,540,948)	8,352,940

Dividends and distributions to shareholders:
From net investment income (Class Y)	—	—	(121,651)	—
From net investment income (Class N)	—	—	(580,376)	—
From net realized gain on investments (Class Y)	(14,441,059)	(14,505,195)	—	—
From net realized gain on investments (Class N)	(2,076,491)	(1,129,686)	—	—
From net realized gain on investments (Class B)	—	(463,522)	—	—

Total dividends and distributions to shareholders	(16,517,550)	(16,098,403)	(702,027)	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	18,610,989	4,628,723	2,641,028	(2,436,886)

Total increase (decrease) in net assets	(6,716,958)	7,060,481	(2,601,947)	5,916,054
NET ASSETS:
Beginning of period	103,272,265	96,211,784	36,216,938	30,300,884

End of period	$96,555,307	$103,272,265	$33,614,991	$36,216,938

Includes undistributed net investment income (loss) of:	$(305,742)	$(28,448)	$(127,422)	$702,030

See Notes to Financial Statements

www.brazosfunds.com	27

	Mid Cap Portfolio		Growth Portfolio
	For the six	For the	For the six	For the
	months ended	year ended	months ended	year ended
	May 31,	November 30,	May 31,	November 30,
	2008	2007	2008	2007
	(unaudited)		(unaudited)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment loss	$(169,131)	$(385,669)	$(262,242)	$(509,877)
Net realized gain (loss) on investments	(246,664)	9,204,731	(2,502,023)	9,358,637
Net change in unrealized appreciation (depreciation) on investments	173,094	4,306,184	(275,646)	6,830,719
Net increase from payments by affiliates	—	—	—	786,575

Net increase (decrease) in net assets resulting from operations	(242,701)	13,125,246	(3,039,911)	16,466,054

Dividends and distributions to shareholders:
From net investment income (Class Y)	—	(77,633)	(29,483)	(28,337)
From net investment income (Class N)	—	(189,765)	(234,191)	(137,807)
From net realized gain on investments (Class Y)	(921,117)	(1,172,017)	—	—
From net realized gain on investments (Class N)	(7,174,210)	(2,917,047)	—	—

Total dividends and distributions to shareholders	(8,095,327)	(4,356,462)	(263,674)	(166,144)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	7,653,647	(6,646,151)	(3,151,371)	2,276,538

Total increase (decrease) in net assets	(684,381)	2,122,633	(6,454,956)	18,576,448
NET ASSETS:
Beginning of period	52,906,794	50,784,161	73,493,006	54,916,558

End of period	$52,222,413	$52,906,794	$67,038,050	$73,493,006

Includes undistributed net investment income (loss) of:	$(169,131)	$—	$(262,215)	$263,701

See Notes to Financial Statements

28	1.800.426.9157

MICRO CAP PORTFOLIO

			Net
			gain	Total									Ratio
			(loss)	gain							Ratio		of net
	Net		on invest-	(loss)	Dividends	Distri-		Net		Net	of net		investment
	Asset	Net	ments	from	from net	butions		Asset		Assets	expenses		loss to
	Value,	invest-	(realized	invest-	invest-	from	Total	Value,		end of	to average		average
Period	beginning	ment	and	ment	ment	capital	distri-	end of	Total	period	net		net	Portfolio
Ended	of period	loss[1]	unrealized)	operations	income	gains	butions	period	return[2]	(000’s)	assets[3]		assets[4]	Turnover[6]

Class Y Shares

11/30/2003	$12.11	$(0.18)	$7.15	$6.97	$—	$—	$—	$19.08	57.56%	$223,006	1.48%		(1.30)%	155%

11/30/2004	19.08	(0.25)	1.44	1.19	—	—	—	20.27	6.24	155,302	1.52		(1.36)	220

11/30/2005	20.27	(0.24)	0.73	0.49	—	—	—	20.76	2.42	94,226	1.52		(1.22)	197

11/30/2006	20.76	(0.21)	4.05	3.84	—	(0.14)	(0.14)	24.46	18.64	86,841	1.60		(0.92)	304

11/30/2007	24.46	(0.26)	4.77	4.51	—	(4.09)	(4.09)	24.88	21.94	90,421	1.60		(1.13)	149

05/31/2008[8]	24.88	(0.05)	(1.81)	(1.86)	—	(3.96)	(3.96)	19.06	(8.57)	83,606	1.60	[7]	(0.55)[7]	106

Class N5 Shares

11/30/2003	$12.07	$(0.23)	$7.11	$6.88	$—	$—	$—	$18.95	57.00%	$11,690	1.76%		(1.58)%	1.55%

11/30/2004	18.95	(0.29)	1.41	1.12	—	—	—	20.07	5.91	8,693	1.76		(1.60)	220

11/30/2005	20.07	(0.28)	0.71	0.43	—	—	—	20.50	2.14	12,408	1.75		(1.45)	197

11/30/2006	20.50	(0.22)	4.10	3.88	—	(0.14)	(0.14)	24.24	19.07	6,707	1.81		(1.13)	304

11/30/2007	24.24	(0.32)	4.68	4.36	—	(4.09)	(4.09)	24.51	21.53	12,851	1.87		(1.39)	149

05/31/2008[8]	24.51	(0.07)	(1.78)	(1.85)	—	(3.96)	(3.96)	18.70	(8.67)	12,949	1.84	[7]	(0.79)[7]	106

[1]	Calculated based upon average shares outstanding.

[2]	Total return in not annualized and does not reflect sales load.
[3]	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2003	11/30/2004	11/30/2005	11/30/2006	11/30/2007	05/31/2008[7,8]

Micro Cap Portfolio Class Y	1.51%	1.52%	1.62%	1.73%	1.73%	1.70%

Micro Cap Portfolio Class N	1.79	1.81	1.90	1.99	2.06	2.00

[4]	Ratio presented above represents net investment loss net of waivers and reimbursements. Ratio of net investment loss to average net assets before expense reimbursements, as follows:

	11/30/2003	11/30/2004	11/30/2005	11/30/2006	11/30/2007	05/31/2008[7,8]

Micro Cap Portfolio Class Y	(1.32)%	(1.36)%	(1.22)%	(1.05)%	(1.26)%	(0.65)%

Micro Cap Portfolio Class N	(1.61)	(1.65)	(1.50)	(1.31)	(1.58)	(0.95)

[5]	Formerly Class A and Class B shares.

[6]	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
[7]	Annualized.
[8]	Six month period is unaudited.

See Notes to Financial Statements

www.brazosfunds.com	29

SMALL CAP PORTFOLIO

			Net										Ratio
			gain	Total									of net
			(loss) on	gain							Ratio		investment
	Net		invest-	(loss)	Dividends	Distri-		Net		Net	of net		income
	Asset	Net	ments	from	from net	butions		Asset		Assets	expenses		(loss) to
	Value,	invest-	(realized	invest-	invest-	from	Total	Value,		end of	to average		average
Period	beginning	ment	and	ment	ment	capital	distri-	end of	Total	period	net		net		Portfolio
Ended	of period	loss[1]	unrealized)	operations	income	gains	butions	period	return[2]	(000’s)	assets[3]		assets[4]		Turnover[6]

Class Y Shares
11/30/2003	$13.27	$(0.12)	$4.04	$3.92	$—	$—	$—	$17.19	29.54%	$809,795	1.11%		(0.84)%		161%
11/30/2004	17.19	(0.17)	0.65	0.48	—	—	—	17.67	2.79	179,459	1.17		(1.01)		225
11/30/2005	17.67	(0.16)	1.08	0.92	—	—	—	18.59	5.21	33,082	1.28		(0.95)		186
11/30/2006	18.59	(0.16)	2.95	2.79	—	—	—	21.38	15.01	25,284	1.35		(0.82)		307
11/30/2007	21.38	0.55	5.88	6.43	—	—	—	27.81	30.07 [7]	29,559	1.35		2.21		173
05/31/2008[9]	27.81	(0.09)	(3.10)	(3.19)	(0.54)	—	(0.54)	24.08	(11.71)	26,853	1.35	[8]	(0.71)	[8]	150
Class N5 Shares
11/30/2003	$13.02	$(0.16)	$3.94	$3.78	$—	$—	$—	$16.80	29.03%	$16,979	1.41%		(1.14)%		161%
11/30/2004	16.80	(0.21)	0.64	0.43	—	—	—	17.23	2.56	3,980	1.47		(1.31)		225
11/30/2005	17.23	(0.20)	1.05	0.85	—	—	—	18.08	4.93	4,189	1.50		(1.17)		186
11/30/2006	18.08	(0.20)	3.13	2.93	—	—	—	21.01	16.21	3,698	1.59		(1.06)		307
11/30/2007	21.01	0.46	5.78	6.24	—	—	—	27.25	29.70 [7]	6,658	1.64		1.87		173
05/31/2008[9]	27.25	(0.12)	(3.04)	(3.16)	(0.47)	—	(0.47)	23.62	(11.85)	6,762	1.65	[8]	(1.01)	[8]	150

[1]	Calculated based upon average shares outstanding.

[2]	Total return in not annualized and does not reflect sales load.
[3]	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2003	11/30/2004	11/30/2005	11/30/2006	11/30/2007	05/31/2008[8,9]

Small Cap Portfolio Class Y	1.11%	1.17%	1.38%	1.66%	1.86%	1.63%

Small Cap Portfolio Class N	1.41	1.52	1.65	1.95	2.20	1.98

[4]	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment loss to average net assets before expense reimbursements, as follows:

	11/30/2003	11/30/2004	11/30/2005	11/30/2006	11/30/2007	05/31/2008[8,9]

Small Cap Portfolio Class Y	(0.84)%	(1.01)%	(0.95)%	(1.13)%	1.70%	(0.99)%

Small Cap Portfolio Class N	(1.14)	(1.36)	(1.22)	(1.42)	1.31	(1.34)

[5]	Formerly Class A and Class B shares.

[6]	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
[7]	Payments by affiliates (see Note 4) on September 14, 2007 increased the total return by 2.68% and 2.74% for Class Y and Class N shares, respectively.
[8]	Annualized.
[9]	Six month period is unaudited.

See Notes to Financial Statements

30	1.800.426.9157

MID CAP PORTFOLIO

			Net
			gain										Ratio
			(loss) on	Total									of net
			invest-	gain							Ratio		investment
	Net	Net	ments	(loss)	Dividends	Distri-		Net		Net	of net		income
	Asset	invest-	(realized	from	from net	butions		Asset		Assets	expenses		(loss) to
	Value,	ment	and	invest-	invest-	from	Total	Value,		end of	to		average
Period	beginning	income	unreal-	ment	ment	capital	distri-	end of	Total	period	average		net	Portfolio
Ended	of period	(loss)[1]	ized)	operations	income	gains	butions	period	return[2]	(000’s)	net assets[3]		assets[4]	Turnover[6]

Class Y Shares

11/30/2003	$8.56	$(0.07)	$2.23	$2.16	$—	$—	$—	$10.72	25.23%	$124,465	1.01%		(0.72)%	172%

11/30/2004	10.72	(0.07)	0.69	0.62	—	—	—	11.34	5.78	43,962	1.03		(0.66)	250

11/30/2005	11.34	(0.08)	1.04	0.96	—	—	—	12.30	8.47	27,743	1.19		(0.71)	272

11/30/2006	12.30	0.06	0.62	0.68	—	(1.51)	(1.51)	11.47	5.93	14,951	1.20		0.52	499

11/30/2007	11.47	(0.09)	3.41	3.32	(0.06)	(0.92)	(0.98)	13.81	31.62	6,126	1.20		(0.77)	237

05/31/2008[8]	13.81	(0.04)	0.01	(0.03)	—	(2.07)	(2.07)	11.71	(0.46)	5,683	1.20	[7]	(0.67)[7]	128

Class N5 Shares

11/30/2003	$8.45	$(0.07)	$2.19	$2.12	$—	$—	$—	$10.57	25.09%	$31,109	1.07%		(0.78)%	172%

11/30/2004	10.57	(0.07)	0.69	0.62	—	—	—	11.19	5.87	32,405	1.05		(0.68)	250

11/30/2005	11.19	(0.09)	1.02	0.93	—	—	—	12.12	8.31	34,126	1.25		(0.77)	272

11/30/2006	12.12	0.05	0.60	0.65	—	(1.51)	(1.51)	11.26	5.86	35,833	1.22		0.50	499

11/30/2007	11.26	(0.09)	3.29	3.20	(0.06)	(0.92)	(0.98)	13.48	31.07	46,781	1.23		(0.80)	237

05/31/2008[8]	13.48	(0.04)	0.02	(0.02)	—	(2.07)	(2.07)	11.39	(0.40)	46,539	1.22	[7]	(0.69)[7]	128

[1]	Calculated based upon average shares outstanding.

[2]	Total return is not annualized and does not reflect sales load.
[3]	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2003	11/30/2004	11/30/2005	11/30/2006	11/30/2007	05/31/2008[7,8]

Mid Cap Portfolio Class Y	1.01%	1.03%	1.19%	1.35%	1.45%	1.34%

Mid Cap Portfolio Class N	1.07	1.05	1.25	1.37	1.48	1.36

[4]	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/2003	11/30/2004	11/30/2005	11/30/2006	11/30/2007	05/31/2008[7,8]

Mid Cap Portfolio Class Y	(0.72)%	(0.66)%	(0.71)%	0.37%	(1.02)%	(0.81)%

Mid Cap Portfolio Class N	(0.78)	(0.68)	(0.77)	0.35	(1.05)	(0.83)

[5]	Formerly Class A and Class B shares.

[6]	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
[7]	Annualized.
[8]	Six month period is unaudited.

See Notes to Financial Statements

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GROWTH PORTFOLIO

			Net
			gain										Ratio
			(loss) on	Total							Ratio		of net
			invest-	gain							of net		investment
	Net	Net	ments	(loss)	Dividends	Distri-		Net		Net	expenses		income
	Asset	invest-	(realized	from	from net	butions		Asset		Assets	to		(loss) to
	Value,	ment	and	invest-	invest-	from	Total	Value,		end of	average		average
Period	beginning	income	unreal-	ment	ment	capital	distri-	end of	Total	period	net		net	Portfolio
Ended	of period	(loss)[1]	ized)	operations	income	gains	butions	period	return[2]	(000’s)	assets[3]		assets[4]	Turnover[6]

Class Y Shares

11/30/2003	$11.00	$(0.09)	$2.95	$2.86	$—	$—	$—	$13.86	26.00%	$36,554	1.09%		(0.73)%	178%

11/30/2004	13.86	(0.05)	0.65	0.60	—	—	—	14.46	4.33	24,563	1.20		(0.40)	274

11/30/2005	14.46	(0.10)	1.46	1.36	—	—	—	15.82	9.41	16,107	1.20		(0.70)	295

11/30/2006	15.82	0.05	0.84	0.89	—	—	—	16.71	5.63	8,675	1.20		0.31	507

11/30/2007	16.71	0.10	5.05	5.15	(0.05)	—	(0.05)	21.81	30.95 [7]	7,991	1.20		0.55	239

05/31/2008[9]	21.81	(0.07)	(0.50)	(0.57)	(0.08)	—	(0.08)	21.16	(2.67)	7,422	1.20	[8]	(0.73)[8]	137

Class N5 Shares

11/30/2003	$10.87	$(0.08)	$2.90	$2.82	$—	$—	$—	$13.69	25.94%	$37,930	1.12%		(0.76)%	178%

11/30/2004	13.69	(0.06)	0.64	0.58	—	—	—	14.27	4.24	38,440	1.23		(0.43)	274

11/30/2005	14.27	(0.11)	1.43	1.32	—	—	—	15.59	9.25	42,492	1.24		(0.74)	295

11/30/2006	15.59	0.05	0.83	0.88	—	—	—	16.47	5.64	44,048	1.24		0.27	507

11/30/2007	16.47	0.08	4.94	5.02	(0.05)	—	(0.05)	21.44	30.59 [7]	65,502	1.23		0.45	239

05/31/2008[9]	21.44	(0.08)	(0.48)	(0.56)	(0.08)	—	(0.08)	20.80	(2.68)	59,616	1.26	[8]	(0.79)[8]	137

[1]	Calculated based upon average shares outstanding.

[2]	Total return in not annualized and does not reflect sales load.
[3]	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2003	11/30/2004	11/30/2005	11/30/2006	11/30/2007	05/31/2008[8,9]

Growth Portfolio Class Y	1.14%	1.19%	1.30%	1.37%	1.39%	1.29%

Growth Portfolio Class N	1.17	1.22	1.34	1.41	1.42	1.35

[4]	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/2003	11/30/2004	11/30/2005	11/30/2006	11/30/2007	05/31/2008[8,9]

Growth Portfolio Class Y	(0.78)%	(0.39)%	(0.80)%	0.14%	0.36%	(0.82)%

Growth Portfolio Class N	(0.81)	(0.42)	(0.84)	0.10	0.26	(0.88)

[5]	Formerly Class A and Class B shares.

[6]	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
[7]	Payments by affiliates (see Note 4) on September 14, 2007 increased the total return by 1.21% and 1.23% for Class Y and Class N shares, respectively.
[8]	Annualized.
[9]	Six month period is unaudited.

See Notes to Financial Statements

32	1.800.426.9157

1. Description of the Fund. Brazos Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust. The Trust’s Declaration of Trust, as amended, permits the Trustees to establish separate series or “Portfolios,” each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Trust are currently divided into four Portfolios, the Brazos Micro Cap Portfolio (“Micro Cap Portfolio”), the Brazos Small Cap Portfolio (“Small Cap Portfolio”), the Brazos Mid Cap Portfolio (“Mid Cap Portfolio”) and the Brazos Growth Portfolio (“Growth Portfolio”, formerly the Multi Cap Portfolio) (each, a “Portfolio” and collectively, the “Portfolios”). The investment objective and principal strategy for each Portfolio is as follows:

Micro Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in micro capitalization companies.

Small Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in small capitalization companies.

Mid Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in mid capitalization companies.

Growth Portfolio seeks to provide maximum capital growth, consistent with reasonable risk to principal, by investing primarily in equity securities. Effective as of January 26, 2004, the name of the Multi Cap Portfolio was changed to the Growth Portfolio.

The Portfolios each have two classes of shares. The expense structure for each class is as follows:

Class N (formerly Class A and Class B) shares –	Offered at net asset value per share.

Class Y shares –	Offered at net asset value per share exclusively for investors with a one million dollar minimum initial investment.

Each share of a particular class issued by each Portfolio bears the same voting, dividend, liquidation and other rights and conditions. Class N shares make distribution and account maintenance and service fee payments under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

www.brazosfunds.com	33

Effective November 25, 2002, all outstanding Class A shares were redesignated as “Class N” shares and the front-end and contingent deferred sales loads were eliminated for all new sales of Class N shares.

Effective November 25, 2002, all outstanding Class B shares of the Mid Cap Portfolio and effective September 30, 2007, all outstanding Class B shares of the Micro Cap, Small Cap, and Growth Portfolios were converted to “Class N” shares and the contingent deferred sales loads were eliminated for all new sales of Class N shares.

The Adviser has contractually agreed to cap the annual net expense rate for the Portfolios through November 30, 2008. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and the indirect fees and expenses that the Portfolios incur in connection with investments in other registered and unregistered investment companies. This expense cap can be altered only with the approval of a majority vote of the Board of Trustees of the Trust. The annual net expense ratio for each class of each Portfolio is:

Portfolio	Class N	Class Y

Micro Cap	1.90%	1.60%
Small Cap	1.65%	1.35%
Mid Cap	1.55%	1.20%
Growth	1.55%	1.20%

The amount of any fee waiver or reimbursed expense may be reimbursed to the Adviser in the future provided that the payments are reimbursed within three years of being made and the combination of the Portfolio’s expenses and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments, the Portfolio will be charged only such lower expenses.

2. Significant Accounting Policies. The following is a summary of the significant accounting policies of the Fund:

Security Valuation. Each Portfolio’s securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price or official closing price as market value. For non-Nasdaq listed securities, the Portfolios use the same price quoted by the exchange on which the security is primarily traded. For Nasdaq equity securities, the Portfolios use the Nasdaq official closing price. Unlisted securities and listed securities which have not been traded on the valuation date are valued at the average between the last price asked and the last price bid. In the event such market quotations are not readily available or are not reliable, fair value will be used to value the Portfolios. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust’s Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under procedures adopted by the Board of Trustees.

34	1.800.426.9157

The Portfolios adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Portfolios’ fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. See Note 6 – Fair Value of Financial Instruments for further disclosure.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

Repurchase Agreements. The Portfolios may invest in one or more repurchase agreements. The Portfolios’ custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the purchase price. For repurchase agreements maturing in more than one year, the collateral must equal at least 102% of the purchase price. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Federal Income Taxes. Each Portfolio is treated as a separate entity and intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is recorded.

The Portfolios may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Portfolios intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

Effective May 31, 2008, the Portfolios adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the

www.brazosfunds.com	35

Portfolios must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Portfolios to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. As of May 31, 2008, open tax years include the tax years ended November 30, 2005 through 2007. The Portfolios have no examination in progress.

The Portfolios have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Portfolios’ financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end November 30, 2008. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income and Expenses. Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all portfolios are allocated among the Portfolios based upon their relative net asset values or other appropriate allocation methods.

Distributions to Shareholders. Each Portfolio will distribute at least annually to shareholders substantially all of its net investment income. Capital gain distributions, if any, will be paid at least annually. The character of distributions made during the year from net investment income or net realized gains might differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2007, the Micro Cap Portfolio had a decrease in undistributed net investment loss of $1,109,143, a decrease in accumulated realized gain of $1,111,137, and an increase in paid-in capital of 1,994. The Small Cap Portfolio had no reclassifications. The Mid Cap Portfolio had a decrease in undistributed net investment loss of $402,738, a decrease in accumulated realized gain of $1,018,612, and an increase in paid-in capital of 615,874. The Growth Portfolio had no reclassifications. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with accounting principles generally

36	1.800.426.9157

accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Guarantees and indemnifications. In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims against the Portfolios that have not yet occurred. Based on experience the Portfolios expect the risk of loss to be remote.

3. Investment Securities. The aggregate purchases and sales of long-term securities for the six months ended May 31, 2008 were as follows:

	Purchases	Sales

Micro Cap Portfolio	$99,967,930	$95,455,937
Small Cap Portfolio	48,779,297	47,877,844
Mid Cap Portfolio	60,158,305	62,370,844
Growth Portfolio	89,086,644	90,897,689

The Portfolios did not invest in U.S. government securities.

4. Advisory Fees and Other Agreements. The Trust, on behalf of each Portfolio, employs Brazos Capital Management, L.P. (the “Adviser”) (formerly John McStay Investment Counsel L.P.), an investment management firm founded in 1983, to furnish investment advisory and other services to the Trust and each Portfolio. On April 19, 1999 the Adviser became an indirect subsidiary of American International Group, Inc. Under Investment Advisory Agreements with the Trust, the Adviser manages the investment and reinvestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Trust’s Board of Trustees. For its services under the Advisory Agreements, the Portfolios contractually agreed to pay the Adviser a monthly fee at the annual rate of 1.20%, 0.90%, 0.75% and 0.75% of the average daily net assets of the Micro Cap Portfolio, Small Cap Portfolio, Mid Cap Portfolio, and Growth Portfolio, respectively.

Additionally, for the six months ended May 31, 2008, the Adviser contractually reimbursed certain operating expenses of the Micro Cap Portfolio, Small Cap Portfolio, Mid Cap Portfolio, and Growth Portfolio in the amounts of $52,776, $49,015, $33,706, and $30,312, respectively.

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Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

	Micro Cap	Small Cap	Mid Cap	Growth
Year of Expiration	Portfolio	Portfolio	Portfolio	Portfolio

November 30, 2008	$—	$—	$—	$59,379
November 30, 2009	$25,234	$98,208	$83,098	$103,147
November 30, 2010	$123,850	$164,949	$123,416	$114,995
November 30, 2011	$73,579	$55,777	$33,706	$30,312

During fiscal year ended November 30, 2007, the Adviser determined that gains from certain initial public offering (“IPO”) transactions during 2004 and 2005 should have benefited the Small Cap and Growth Portfolios, respectively. Effective September 14, 2007, the Adviser paid the Small Cap Portfolio $1,044,138 and the Growth Portfolio $786,575, which was net of payments made directly to shareholders of $347,383 and $216,425, respectively, representing these gains.

The Trust, on behalf of each Portfolio, entered into a Distribution Agreement with Quasar Distributors, LLC (“Quasar”), an affiliate of U.S. Bancorp Fund Services, LLC (the “Administrator”). Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares (“distribution expenses”) in accordance with a plan adopted by the investment company’s board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and Class N shareholders have adopted a Distribution Plan hereinafter referred to as the “Class N Plan”.

Under the Class N Plan, the Trust is authorized to pay to the Distributor and/or other parties (which need not be registered broker-dealers) distribution and/or service fees for a Portfolio at an annual rate of up to 0.35% of the average daily net assets of such Portfolio share class. This fee will be paid pursuant to an appropriate agreement in payment for any activities or expenses intended to result in the sale and/or retention of Trust shares, including, but not limited to, (a) compensation paid to registered representatives of the Distributor and to participating dealers or to any other persons that have entered into selling agreements with the Distributor or the Trust, (b) salaries and other expenses of the Distributor or other parties relating to selling or servicing efforts, (c) expenses of organizing and conducting sales seminars, printing of prospectuses, statements of additional information and reports for other than existing shareholders, (d) preparation and distribution of advertising materials and sales literature and other sales promotion expenses, and/or (e) ongoing services to shareholders which facilitate the continued retention of investors as shareholders of a Portfolio. These fees are payable by the Trust on behalf of a Portfolio regardless of whether those fees exceed or are less than the actual expenses incurred by the Distributor and/or other applicable parties with respect to such Portfolio in a particular year.

38	1.800.426.9157

Presently, the Board has authorized payments under each Plan only to the extent necessary to pay for actual 12b-1 expenses incurred. These authorizations currently amount to 0.35% for Micro Cap Portfolio’s Class N shares, 0.35% for Small Cap Portfolio’s Class N shares, 0.02% for Mid Cap Portfolio’s Class N shares, and 0.05% for Growth Portfolio’s Class N shares. Each Portfolio previously accrued distribution and shareholder services fees in amounts that exceeded its contractual obligation to pay such fees. These two Portfolios have restated their financial statements for years ended November 30, 2006 and prior years to reflect the reversal of these excess amounts accrued.

The Trust, on behalf of each Portfolio, entered into a Transfer Agent Servicing Agreement with the Administrator.

5. Securities Lending. Effective March 1, 2007, the Brazos Mutual Funds entered into a securities lending agreement with Goldman Sachs (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

As of May 31, 2008, the Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in securities listed in the Portfolios’ respective Schedule of Investments. Securities lending income is disclosed in the Portfolios’ Statement of Operations.

As of May 31, 2008, the value of securities loaned and collateral held by the Portfolios are as follows:

	Market Value
	of Securities
	Loaned	Collateral

Micro Cap Portfolio	$11,866,562	$12,150,500
Small Cap Portfolio	5,015,195	5,040,640
Mid Cap Portfolio	2,120,620	2,144,000
Growth Portfolio	2,928,914	2,967,550

6. Fair Value of Financial Instruments. In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” effective for fiscal years beginning after November 15, 2007. SFAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios adopted SFAS 157 effective December 1, 2007. A summary of the fair value hierarchy under SFAS 157 is described below.

www.brazosfunds.com	39

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables provide the fair value measurements of applicable Portfolio assets by level within the fair value hierarchy for each Portfolio as of May 31, 2008. These assets are measured on a recurring basis.

		Fair Value Measurements at Reporting Date Using
		Quoted prices in
		active markets for	Significant other	Significant
		identical assets	observable inputs	unobservable inputs
	5/31/2008	(Level 1)	(Level 2)	(Level 3)

Micro Cap Portfolio	$114,047,539	$105,042,602	$9,004,937	$—

Small Cap Portfolio	$40,173,744	$36,465,924	$3,707,820	$—

Mid Cap Portfolio	$54,407,906	$51,150,065	$3,257,841	$—

Growth Portfolio	$70,061,373	$69,214,414	$846,959	$—

7. Trust Shares. At May 31, 2008, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares and dollar amounts applicable to each Portfolio.

	Micro Cap Portfolio				Small Cap Portfolio
	Class Y				Class Y
	For the six		For the		For the six		For the
	months ended		year ended		months ended		year ended
	May 31, 2008		November 30, 2007		May 31, 2008		November 30, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	421,774	$8,086,742	664,565	$15,653,939	85,085	$2,265,959	59,764	$1,547,850
Reinvested dividends	687,565	14,060,701	590,289	12,142,253	20,490	551,979	—	—
Shares redeemed	(357,175)	(6,784,159)	(1,171,926)	(26,070,075)	(53,510)	(1,353,740)	(179,484)	(4,376,974)

Net decrease	752,164	$15,363,284	82,928	$1,726,117	52,065	$1,464,198	(119,720)	$(2,829,124)

Beginning Shares	3,633,824		3,550,896		1,063,054		1,182,774

Ending Shares	4,385,988		3,633,824		1,115,119		1,063,054

	Micro Cap Portfolio				Small Cap Portfolio
	Class N				Class N
	For the six		For the		For the six		For the
	months ended		year ended		months ended		year ended
	May 31, 2008		November 30, 2007		May 31, 2008		November 30, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	188,338	$3,506,271	189,269	$4,234,780	135,057	$3,336,624	82,493	$2,226,411
Shares issued in connection with the redesignation of the Class B assets	—	—	100,358	2,486,878	—	111,618	40,598	1,120,495
Reinvested dividends	71,168	1,429,048	47,490	962,150	4,218	—	—	—
Shares redeemed	(91,270)	(1,687,614)	(89,532)	(2,062,458)	(97,338)	(2,271,412)	(54,768)	(1,313,270)

Net decrease	168,236	$3,247,705	247,585	$5,621,350	41,937	$1,176,830	68,323	$2,033,636

Beginning Shares	524,302		276,717		244,337		176,014

Ending Shares	692,538		524,302		286,274		244,337

40	1.800.426.9157

	Micro Cap Portfolio				Small Cap Portfolio
	Class B				Class B
	For the six		For the		For the six		For the
	months ended		year ended		months ended		year ended
	May 31, 2008		November 30, 2007		May 31, 2008		November 30, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—	—	$—	—	$—
Shares redeemed in connection with the redesignation of the Class B assets	—	—	(104,976)	(2,486,878)	—	—	(42,637)	(1,120,495)
Reinvested dividends	—	—	22,271	430,270	—	—	—	—
Shares redeemed	—	—	(31,396)	(662,136)	—	—	(23,212)	(520,903)

Net decrease	—	$—	(114,101)	$(2,718,744)	—	$—	(65,849)	$(1,641,398)

Beginning Shares	—		114,101		—		65,849

Ending Shares	—		—		—		—

	Mid Cap Portfolio				Growth Portfolio
	Class Y				Class Y
	For the six		For the		For the six		For the
	months ended		year ended		months ended		year ended
	May 31, 2008		November 30, 2007		May 31, 2008		November 30, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	15,025	$167,229	239,602	$2,995,480	20,661	$429,575	21,455	$428,900
Reinvested dividends	48,983	582,411	54,350	570,133	1,338	29,241	1,604	26,766
Shares redeemed	(22,383)	(243,538)	(1,154,320)	(13,110,311)	(37,624)	(738,554)	(175,642)	(3,361,227)

Net decrease	41,625	$506,102	(860,368)	$(9,544,698)	(15,625)	$(279,738)	(152,583)	$(2,905,561)

Beginning Shares	443,670		1,304,038		366,428		519,011

Ending Shares	485,295		443,670		350,803		366,428

	Mid Cap Portfolio				Growth Portfolio
	Class N				Class N
	For the six		For the		For the six		For the
	months ended		year ended		months ended		year ended
	May 31, 2008		November 30, 2007		May 31, 2008		November 30, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	9,471	$104,594	3,856	$47,488	269,198	$5,604,211	320,625	$6,515,967
Shares issued in connection with the redesignation of the Class B assets	—	—	—	—	—	—	85,210	1,789,401
Reinvested dividends	619,394	7,166,394	305,154	3,100,368	10,829	232,714	8,415	136,840
Shares redeemed	(11,731)	(123,443)	(22,408)	(249,309)	(468,503)	(8,708,558)	(34,570)	(630,803)

Net decrease	617,134	$7,147,545	286,602	$2,898,547	(188,476)	$(2,871,633)	379,680	$7,811,405

Beginning Shares	3,469,398		3,182,796		3,054,653		2,674,973

Ending Shares	4,086,532		3,469,398		2,866,177		3,054,653

					Growth Portfolio
					Class B
					For the six		For the
					months ended		year ended
					May 31, 2008		November 30, 2007
					Shares	Amount	Shares	Amount

Shares sold					—	$—	—	$—
Shares redeemed in connection with the redesignation of the Class B assets					—	—	(88,365)	(1,789,401)
Shares redeemed					—	—	(50,056)	(839,905)

Net decrease					—	$—	(138,421)	$(2,629,306)

Beginning Shares					—		138,421

Ending Shares					—		—

www.brazosfunds.com	41

8. Income Tax Information. At November 30, 2007, accumulated earnings/(losses) on a tax basis were as follows:

	Micro Cap	Small Cap	Mid Cap	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Cost of Investments for tax purposes	$101,558,590	$35,262,481	$46,475,698	$67,810,116

Gross unrealized appreciation	16,223,846	6,210,051	8,578,086	12,566,372
Gross unrealized depreciation	(3,656,571)	(832,773)	(898,481)	(2,080,677)

Net unrealized appreciation	$12,567,275	$5,377,278	$7,679,605	$10,485,695

Undistributed ordinary income	12,420,068	702,030	8,038,084	263,701
Undistributed long-term capital gain	4,097,427	—	38,567	—

Total distributable earnings	$16,517,495	$702,030	$8,076,651	$263,701

Other accumulated losses	$—	$(9,475,538)	$—	$(11,365,750)

Total accumulated earnings (losses)	$29,084,770	$(3,396,230)	$15,756,256	$(616,354)

At November 30, 2007, undistributed ordinary income and long-term capital gains for federal tax purposes were as follows:

	Undistributed	Undistributed
	Ordinary	Long-Term
	Income*	Capital Gains

Micro Cap Portfolio	$12,420,068	$4,097,427
Small Cap Portfolio	702,030	—
Mid Cap Portfolio	8,038,084	38,567
Growth Portfolio	263,701	—

*	Amount includes net investment income and short-term capital gains.

The following net realized capital loss carryforwards at November 30, 2007, may be utilized to offset future capital gains. To the extent the Small Cap Portfolio and Growth Portfolio realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryforward to the extent allowed by the Internal Revenue Code (IRC).

	Capital Loss	Expiration
	Carryforward	Through

Micro Cap Portfolio	$—	—
Small Cap Portfolio	9,475,538	11/30/10
Mid Cap Portfolio	—	—
Growth Portfolio	11,365,750	11/30/10

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During the six months ended May 31, 2008 the Portfolios paid the following dividends:

	Ordinary Income	Net Long-Term
	Dividends	Capital Gains

Micro Cap Portfolio	$12,420,099	$4,097,451
Small Cap Portfolio	702,027	—
Mid Cap Portfolio	8,056,725	38,602
Growth Portfolio	263,674	—

During the year ended November 30, 2007 the Portfolios paid the following dividends:

	Ordinary Income	Net Long-Term
	Dividends	Capital Gains

Micro Cap Portfolio	$11,687,573	$4,410,830
Small Cap Portfolio	—	—
Mid Cap Portfolio	3,173,734	1,182,728
Growth Portfolio	116,144	—

www.brazosfunds.com	43

Proxy Voting. A description of the Trust’s proxy voting policies and procedures relating to the holdings of each Portfolio is available without charge, upon request, by calling 1-800-426-9157 or on the SEC website at http://www.sec.gov.

Proxy Voting Record. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-426-9157 and on the SEC website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule. The Funds file complete schedules of portfolio holdings for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the Public Reference room may be obtained by calling 1-800-SEC-0330.

44	1.800.426.9157

TRUSTEES

GEORGE W. GAU
JOHN H. MASSEY
DAVID M. REICHERT

OFFICERS

BENJAMIN C. BELL, JR.
President, Chief Financial Officer and Treasurer

JAMES McCAIN
Chief Compliance Officer and Secretary

ADMINISTRATOR

U.S. BANCORP FUND SERVICES, LLC
615 EAST MICHIGAN STREET, 3RD FLOOR
MILWAUKEE, WI 53202
CUSTODIAN & TRANSFER AGENT

U.S. BANK, N.A.
1555 N. RIVER CENTER DR., SUITE 302
MILWAUKEE, WI 53212

COUNSEL

K & L Gates LLP
1601 K STREET, N.W.
WASHINGTON, DC 20006

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
100 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202

DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202

When used as sales literature, this report must be accompanied or preceded by a Fund’s current prospectus. Distributed 07/08.

U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor • Milwaukee, WI 53202

800.426.9157
brazosfunds.com

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in

1

Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by the reference to the Registrant’s Form N-CSR filing on February 9, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Brazos Mutual Funds
By (Signature and Title)     /s/ Benjamin C. Bell, Jr.
Benjamin C. Bell, Jr., President, CFO & Treasurer
Date     July 30, 2008

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